Parent Company Financial Statements	12 Months Ended
Dec. 31, 2019
Parent Company Financial Statements
Parent Company Financial Statements

(24)Parent Company Financial Statements

The condensed financial statements of the Corporation (parent company only) are presented below. These statements should be read in conjunction with the notes to the consolidated financial statements.

A. Condensed Balance Sheets

	December 31,	December 31,
(dollars in thousands, except per share data)	2019	2018
Cash and due from banks	$148	—
Cash and cash equivalents	148	—
Investments in subsidiaries	159,643	109,867
Other assets	40	—
Total assets	$159,831	109,867

Liabilities:
Subordinated debentures	39,058	—
Accrued interest payable	78	—
Total liabilities	39,136	—
Stockholders’ equity:
Common stock, $1 par value. Authorized 10,000,000 shares; issued and outstanding 6,406,795 and 6,392,287 as of December 31, 2019 and December 31, 2018	6,408	6,407
Surplus	80,196	79,919
Treasury Stock	(3)	—
Retained earnings	34,097	23,931
Accumulated other comprehensive loss	(3)	(390)
Total stockholders’ equity	120,695	109,867
Total liabilities and stockholders’ equity	$159,831	109,867

B. Condensed Statements of Income

	Year ended
	December 31,
(dollars in thousands, except per share data)	2019	2018
Dividends from subsidiaries	$—	—
Net interest and other income	—	—
Total operating income	—	—
Expenses	81	—
Income before equity in undistributed income of subsidiaries	(81)	—
Equity in undistributed income of subsidiaries	10,562	8,163
Income before income taxes	10,481	8,163
Income tax (benefit) expense	—	—
Net income	10,481	8,163
Total other comprehensive income	387	(92)
Total comprehensive income	$10,868	8,071

C. Condensed Statements of Cash Flows

	Year ended
	December 31,
(dollars in thousands)	2019	2018
Net income	$10,481	8,163
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed income of subsidiaries	(10,562)	(8,163)
Increase in accrued interest payable	78
Decrease (increase) in other assets	(40)	—
Net cash used in operating activities	(43)	—
Cash flows from investing activities:
Investment in subsidiaries	(38,804)	—
Net cash used in investing activities	(38,804)	—
Cash flows from financing activities:
Issuance of long term subordinated debt	39,051	—
Notes repaid (received) for common stock	(59)	—
Net purchase of treasury stock through publicly announced plans	(3)	—
Share based awards and exercises	6	—
Net cash provided by financing activities	38,995	—
Net change in cash and cash equivalents	148	—
Cash and cash equivalents at beginning of period	—	—
Cash and cash equivalents at end of period	$148	—